Cost of sales (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of cost of sales [abstract]
Schedule of Cost of Sales
The following are components of cost of sales:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017

Salaries and employee benefits	$6,119	$5,277	$17,599	$16,544
Raw materials and consumables	4,754	2,560	14,034	10,105
Utilities	1,237	772	3,246	3,006
Other costs	447	343	1,948	1,931
Changes in inventories	252	(1,258)	1,116	(1,229)
	$12,809	$7,694	$37,943	$30,357